TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic		¥ 8,983	¥ 4,663	¥ 5,852
Foreign		104	(2,742)	(2,328)
Income before income tax expense and equity in loss of affiliates	$ 1,304	¥ 9,087	¥ 1,921	¥ 3,524